CONVERTIBLE NOTE RECEIVABLE (Details Narrative)	Jan. 10, 2022 USD ($)	Jan. 10, 2022 CNY (¥)
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Equity Method Investment, Ownership Percentage	90.00%	90.00%
Interest Income, Operating	$ 17,961
Hez [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage	15.00%	15.00%
Convertible Debt Securities [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Debt Instrument, Maturity Date, Description	January 10, 2025
Debt Instrument, Face Amount	$ 780,000	¥ 5,000,000
Debt Instrument, Interest Rate, Stated Percentage	12.00%	12.00%